UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

May 31, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Biotechnology - 53.7%
Agios Pharmaceuticals, Inc.*	1,885	$105,466
Alnylam Pharmaceuticals, Inc.*	6,228	446,672
Anavex Life Sciences Corp.*	2,077	9,222
Biogen, Inc.*	576	166,884
BioMarin Pharmaceutical, Inc.*	855	76,651
Bluebird Bio, Inc.*	4,952	224,078
Celgene Corp.*	719	75,869
Cepheid*	11,879	332,731
Evogene Ltd. (Israel)*	6,684	45,718
Five Prime Therapeutics, Inc.*	2,790	127,559
Foundation Medicine, Inc.*	27,986	527,536
Gilead Sciences, Inc.	815	70,954
Incyte Corp.*	1,550	130,835
Intrexon Corp.*	4,813	147,952
Invitae Corp.*	40,066	364,601
Ionis Pharmaceuticals, Inc.*	5,426	123,116
Juno Therapeutics, Inc.*	2,718	118,043
Kite Pharma, Inc.*	2,399	122,949
Natera, Inc.*	5,876	81,030
Regeneron Pharmaceuticals, Inc.*	765	305,181
Seres Therapeutics, Inc.*	6,740	205,098
uniQure NV (Netherlands)*	6,032	81,703
Total Biotechnology		3,889,848

Chemicals - 5.3%
Monsanto Co.	2,716	305,468
Novozymes A/S (Denmark)(a)	1,574	74,852
Total Chemicals		380,320

Health Care Equipment & Supplies - 8.1%
Cerus Corp.*	70,266	390,679
Veracyte, Inc.*	35,669	195,823
Total Health Care Equipment & Supplies		586,502

Health Care Technology - 7.4%
athenahealth, Inc.*	2,303	292,182
Medidata Solutions, Inc.*	5,382	247,249
Total Health Care Technology		539,431

Life Sciences Tools & Services - 20.3%
Compugen Ltd. (Israel)*	41,745	290,545
Illumina, Inc.*	5,296	767,020
Mettler-Toledo International, Inc.*	304	114,097
NanoString Technologies, Inc.*	11,326	153,807
Thermo Fisher Scientific, Inc.	982	149,038
Total Life Sciences Tools & Services		1,474,507

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	2,019	144,762
Novartis AG (Switzerland)(a)	1,005	79,908
Total Pharmaceuticals		224,670

Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	3,261	152,354

Total Common Stocks
(Cost $7,688,754)		7,247,632

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (b)
(Cost $2,133)	2,133	2,133
Total Investments–100.0%
(Cost $7,690,887)		7,249,765
Liabilities in Excess of Other Assets–(0.0)%†		(1,616)
Net Assets–100.0%		$7,248,149

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

May 31, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 4.9%
Aerovironment, Inc.*	10,605	$305,530
Elbit Systems Ltd. (Israel)	2,247	211,263
Orbital ATK, Inc.	2,193	190,857
Total Aerospace & Defense		707,650

Auto Components - 5.4%
Autoliv, Inc. (Sweden)	2,559	313,759
Delphi Automotive PLC (United Kingdom)	6,860	466,206
Total Auto Components		779,965

Automobiles - 8.1%
Tesla Motors, Inc.*	5,285	1,179,770

Chemicals - 2.0%
Albemarle Corp.	477	37,444
Monsanto Co.	2,247	252,720
Total Chemicals		290,164

Electrical Equipment - 3.9%
Allied Motion Technologies, Inc.	5,985	136,338
Rockwell Automation, Inc.	3,735	433,447
Total Electrical Equipment		569,785

Electronic Equipment, Instruments & Components - 3.8%
Trimble Navigation Ltd.*	21,419	547,898

Health Care Equipment & Supplies - 3.9%
Accuray, Inc.*	22,431	122,249
Align Technology, Inc.*	3,334	262,819
Mazor Robotics Ltd. (Israel)*(a)	10,976	180,446
Total Health Care Equipment & Supplies		565,514

Internet & Catalog Retail - 3.8%
Amazon.com, Inc.*	771	557,271

Internet Software & Services - 13.4%
2U, Inc.*	18,347	510,781
Alphabet, Inc., Class C*	806	592,990
Cornerstone OnDemand, Inc.*	4,832	193,328
LinkedIn Corp., Class A*	4,756	649,194
Total Internet Software & Services		1,946,293

Machinery - 9.7%
ExOne Co. (The)*	28,851	303,512
FANUC Corp. (Japan)(a)	17,396	441,163
Proto Labs, Inc.*	10,127	666,357
Total Machinery		1,411,032

Semiconductors & Semiconductor Equipment - 20.2%
Ambarella, Inc.*	6,346	262,344
ARM Holdings PLC (United Kingdom)(a)	8,171	352,170
NVIDIA Corp.	19,034	889,268
NXP Semiconductors NV (Netherlands)*	4,491	424,355
QUALCOMM, Inc.	2,706	148,613
Teradyne, Inc.	26,152	518,071
Xilinx, Inc.	7,392	350,307
Total Semiconductors & Semiconductor Equipment		2,945,128

Software - 9.3%
Autodesk, Inc.*	7,356	428,634
Dassault Systemes (France)(a)	2,158	170,320
Materialise NV (Belgium)*(a)	59,915	425,996
Splunk, Inc.*	5,665	325,454
Total Software		1,350,404

Technology Hardware, Storage & Peripherals - 9.8%
3D Systems Corp.*	16,479	220,654
Stratasys Ltd.*	52,856	1,206,174
Total Technology Hardware, Storage & Peripherals		1,426,828

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	4,614	254,785

Total Common Stocks
(Cost $13,774,105)		14,532,487

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (b)
(Cost $9,668)	9,668	9,668
Total Investments–100.0%
(Cost $13,783,773)		14,542,155
Liabilities in Excess of Other Assets–(0.0)%†		(5,764)
Net Assets–100.0%		$14,536,391

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

May 31, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.9%

Automobiles - 7.3%
Tesla Motors, Inc.*	2,536	$566,111

Biotechnology - 11.8%
Alnylam Pharmaceuticals, Inc.*	3,062	219,607
Bluebird Bio, Inc.*	858	38,824
Cepheid*	2,828	79,212
Foundation Medicine, Inc.*	10,763	202,883
Invitae Corp.*	23,233	211,420
Juno Therapeutics, Inc.*	895	38,870
Kite Pharma, Inc.*	769	39,411
uniQure NV (Netherlands)*	6,376	86,363
Total Biotechnology		916,590

Capital Markets - 0.5%
Charles Schwab Corp. (The)	1,241	37,950

Consumer Finance - 0.5%
LendingClub Corp.*	8,770	41,745

Health Care Equipment & Supplies - 1.9%
Cerus Corp.*	26,930	149,731

Health Care Technology - 7.6%
athenahealth, Inc.*	4,655	590,580

Internet & Catalog Retail - 10.1%
Amazon.com, Inc.*	428	309,354
Ctrip.com International Ltd. (China)*(a)	1,617	73,994
Netflix, Inc.*	3,925	402,587
Total Internet & Catalog Retail		785,935

Internet Software & Services - 17.3%
2U, Inc.*	6,813	189,674
Alibaba Group Holding Ltd. (China)*(a)	972	79,704
Alphabet, Inc., Class C*	400	294,288
Facebook, Inc., Class A*	2,049	243,442
Hortonworks, Inc.*	11,582	135,278
LinkedIn Corp., Class A*	2,382	325,143
Tencent Holdings Ltd. (China)(a)	3,575	79,722
Total Internet Software & Services		1,347,251

Life Sciences Tools & Services - 9.1%
Compugen Ltd. (Israel)*	12,706	88,434
Illumina, Inc.*	4,319	625,521
Total Life Sciences Tools & Services		713,955

Machinery - 4.0%
ExOne Co. (The)*	13,088	137,686
Proto Labs, Inc.*	2,708	178,186
Total Machinery		315,872

Semiconductors & Semiconductor Equipment - 8.8%
Ambarella, Inc.*	1,987	82,143
ARM Holdings PLC (United Kingdom)(a)	3,425	147,617
NVIDIA Corp.	5,233	244,486
NXP Semiconductors NV (Netherlands)*	960	90,710
Teradyne, Inc.	6,057	119,989
Total Semiconductors & Semiconductor Equipment		684,945

Software - 10.2%
FireEye, Inc.*	6,565	104,515
Materialise NV (Belgium)*(a)	17,463	124,162
Red Hat, Inc.*	2,376	184,045
salesforce.com, Inc.*	2,347	196,467
Splunk, Inc.*	3,193	183,438
Total Software		792,627

Technology Hardware, Storage & Peripherals - 8.8%
3D Systems Corp.*	6,035	80,809
Apple, Inc.	880	87,877
Stratasys Ltd.*	22,637	516,576
Total Technology Hardware, Storage & Peripherals		685,262

Total Common Stocks
(Cost $7,137,075)		7,628,554

UNIT TRUST–2.2%

Financials - 2.2%
Bitcoin Investment Trust*
(Cost $58,404)	2,126	166,041

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (b)
(Cost $2,615)	2,615	2,615
Total Investments–100.1%
(Cost $7,198,094)		7,797,210
Liabilities in Excess of Other Assets–(0.1)%		(4,259)
Net Assets–100.0%		$7,792,951

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

May 31, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.6%

Automobiles - 3.2%
Tesla Motors, Inc.*	1,901	$424,360

Capital Markets - 0.5%
Charles Schwab Corp. (The)	2,123	64,921

Consumer Finance - 0.5%
LendingClub Corp.*	15,327	72,956

Health Care Technology - 8.8%
athenahealth, Inc.*	7,475	948,353
Medidata Solutions, Inc.*	4,683	215,137
Total Health Care Technology		1,163,490

Internet & Catalog Retail - 15.6%
Amazon.com, Inc.*	1,070	773,385
Ctrip.com International Ltd. (China)*(a)	9,452	432,524
Netflix, Inc.*	8,434	865,075
Total Internet & Catalog Retail		2,070,984

Internet Software & Services - 31.8%
2U, Inc.*	26,034	724,787
Akamai Technologies, Inc.*	4,623	252,323
Alibaba Group Holding Ltd. (China)*(a)	4,682	383,924
Alphabet, Inc., Class C*	670	492,932
Facebook, Inc., Class A*	5,124	608,782
Hortonworks, Inc.*	38,361	448,057
LinkedIn Corp., Class A*	4,748	648,102
MercadoLibre, Inc. (Argentina)	1,487	202,976
New Relic, Inc.*	1,256	37,881
Tencent Holdings Ltd. (China)(a)	18,067	402,894
Total Internet Software & Services		4,202,658

Semiconductors & Semiconductor Equipment - 12.7%
Ambarella, Inc.*	5,924	244,898
ARM Holdings PLC (United Kingdom)(a)	10,306	444,189
Mellanox Technologies Ltd. (Israel)*	2,736	129,686
NVIDIA Corp.	10,887	508,641
NXP Semiconductors NV (Netherlands)*	3,671	346,873
Total Semiconductors & Semiconductor Equipment		1,674,287

Software - 21.5%
FireEye, Inc.*	28,772	458,050
HubSpot, Inc.*	6,988	333,747
Red Hat, Inc.*	6,981	540,748
salesforce.com, Inc.*	6,891	576,846
ServiceNow, Inc.*	3,133	224,417
Splunk, Inc.*	9,985	573,638
TubeMogul, Inc.*	10,995	136,448
Total Software		2,843,894

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	3,331	332,634

Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc., Class A*	850	32,070
Under Armour, Inc., Class C*	850	29,725
Total Textiles, Apparel & Luxury Goods		61,795

Total Common Stocks
(Cost $11,497,750)		12,911,979

UNIT TRUST–2.5%

Financials - 2.5%
Bitcoin Investment Trust*
(Cost $130,323)	4,129	322,475

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (b)
(Cost $3,744)	3,744	3,744
Total Investments–100.1%
(Cost $11,631,817)		13,238,198
Liabilities in Excess of Other Assets–(0.1)%		(8,123)
Net Assets–100.0%		$13,230,075

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

May 31, 2016

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of May 31, 2016, the Trust consisted of four (4) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’). On July 19, 2016, ARK Investment Management LLC launched `The 3D Printing ETF,' an indexed 3D Printing exchange traded fund (“Fund”) on the Bats Global Markets under the ticker symbol PRNT. The Fund seeks to invest in companies in the U.S., non-U.S and Taiwan markets engaged in 3D printing-related businesses that closely correspond to the performance of the Total 3D-Printing Index (“Index”). The Total 3D-Printing Index attempts to track the price movements of stocks of companies involved in the 3D Printing industry. The Index is composed of equity securities and depositary receipts of exchange listed companies from the U.S., non-U.S. developed markets and Taiwan that are engaged in 3D printing related businesses within the following business lines: (i) 3D printing hardware, (ii) computer aided design and 3D printing simulation software, (iii) 3D printing centers, (iv) scanning and measurement, and (v) 3D printing materials. The index is a total return index calculated in USD, and rebalanced quarterly. Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust had no operations from its initial registration until each Fund’s respective commencement of operations date other than matters relating to its organization and registration and the sale and issuance to ARK Investment Management LLC of 5,000 shares at an aggregate purchase price of $100,000 in ARK Genomic Revolution Multi-Sector ETF.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASU") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Funds' investment adviser, ARK Investment Management LLC, in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

 The following is a summary of the valuations as of May 31, 2016, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$7,247,632	$–	$–	$7,247,632
Money Market Fund	2,133	–	–	2,133
Total	$7,249,765	$–	$–	$7,249,765

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,532,487	$–	$–	$14,532,487
Money Market Fund	9,668	–	–	9,668
Total	$14,542,155	$–	$–	$14,542,155

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$7,628,554	$–	$–	$7,628,554
Unit Trust	166,041	–	–	166,041
Money Market Fund	2,615	–	–	2,615
Total	$7,797,210	$–	$–	$7,797,210

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,911,979	$–	$–	$12,911,979
Unit Trust	322,475	–	–	322,475
Money Market Fund	3,744	–	–	3,744
Total	$13,238,198	$–	$–	$13,238,198

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in a Fund as of May 31, 2016.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended May 31, 2016.

3. Federal Income Tax

At May 31, 2016, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$7,707,476	$443,729	$(901,440)	$(457,711)
ARK Industrial Innovation ETF	13,901,297	1,975,383	(1,334,525)	640,858
ARK Innovation ETF	7,250,948	1,053,746	(507,484)	546,262
ARK Web x.0 ETF	11,704,570	2,373,404	(839,776)	1,533,628

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

4. Principal Risk

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The ARK Innovation ETF will not be concentrated in any industry.

As of May 31, 2016, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ARK ETF Trust

By (Signature and Title)*     /s/ Jane A. Kanter

Jane A. Kanter, Principal Executive Officer and President

(principal executive officer)

Date  7/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jane A. Kanter

Jane A. Kanter, Principal Executive Officer and President

(principal executive officer)

Date  7/22/2016

By (Signature and Title)*     /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date  7/22/2016

* Print the name and title of each signing officer under his or her signature.